Right-of-Use Assets and Operating Lease Liabilties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-Of-Use Assets And Operating Lease Liabilties [Abstract]
Weighted average lease liabilities percentage	4.23%	3.52%	3.49%
Interest expense	$ 114,583	$ 89,470	$ 109,848
Depreciation expense related to right-of-use assets	$ 2,006,421	$ 1,066,662	$ 2,279,722